1(212) 318-6736

ryanjohnson@paulhastings.com

  May 5, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:             Office of Filings, Information & Consumer Services

RE:	The Gabelli Value 25 Fund Inc. (the “Fund”)
Securities Act File No. 33-30139
Investment Company Act File No. 811-05848

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 52 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 30, 2021 (Accession # 0001193125-21-144373).

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Ryan Johnson

Ryan Johnson

for PAUL HASTINGS LLP

cc:	B. Alpert – Gabelli Funds, LLC
J. Ball – Gabelli Funds, LLC
P. Goldstein – Gabelli Funds, LLC
A. Ward